Consolidated Statements of Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Loss on discontinued operations, related tax benefit	$ 40	$ 417	$ 801